Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of property and equipment
Our estimated useful lives of property and equipment are as follows:

Years
Drillships and related equipment	15-35
Other property and equipment	2-7
Property and equipment consists of the following:

	December 31,
	2015	2014
	(in thousands)
Drillships and related equipment	$5,856,564	$5,907,226
Other property and equipment	14,938	10,353
Property and equipment, cost	5,871,502	5,917,579
Accumulated depreciation	(727,946)	(485,756)
Property and equipment, net	$5,143,556	$5,431,823